Equity (Share Capital) (Narrative) (Details) - ₪ / shares shares in Thousands	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Common stock, par value	₪ 0.01	₪ 0.01
Ordinary shares, issued	53,881	53,631
Ordinary shares, outstanding	53,881	53,631